Average Annual Total Returns		12 Months Ended	22 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	23.46%
FT Vest U.S. Equity Moderate Buffer ETF - February
Prospectus [Line Items]
Average Annual Return, Percent		13.20%	13.90%
Performance Inception Date	Feb. 17, 2023
FT Vest U.S. Equity Moderate Buffer ETF - February | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.20%	13.90%
FT Vest U.S. Equity Moderate Buffer ETF - February | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	10.73%